Share-based Compensation - Share options (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation
Exercised (in shares) | shares	0	0		2,097,750
Options exercised aggregate intrinsic value (in dollars)				$ 145
Stock options
Share-Based Compensation
Option granted (Shares) | shares	0	0
Share-based compensation expense	$ 37,725	$ 134,560	$ 704,462
Unrecognized compensation cost related to non-vested stock options	$ 0
Granted (in dollars per share) | $ / shares				$ 0.01
Stock options | 2012 Option Plan
Share-Based Compensation
Contractual term	10 years
Stock options | 2012 Option Plan | Minimum
Share-Based Compensation
Annual vesting percentage	20.00%
Vesting number of anniversaries | item	4
Participant right to exercise options cease period after termination of employment	2 months
Stock options | 2012 Option Plan | Maximum
Share-Based Compensation
Annual vesting percentage	25.00%
Vesting number of anniversaries | item	5
Participant right to exercise options cease period after termination of employment	3 months